Consolidated Statement Of Changes In Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive (Loss) [Member]	Total Stockholders' Equity (Deficit) Attributable to Bitcoin Depot Inc. [Member]	Total Stockholders' Equity (Deficit) Attributable to Bitcoin Depot Inc. [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Non-controlling Interest [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]		Class E Common Stock [Member] Common Stock [Member] [1]	Class M Common Stock [Member] Common Stock [Member]		Class V Common Stock [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2023		$ 9,373		$ (279)		$ 17,326	$ (32,663)		$ (203)	$ (15,814)		$ 25,187			$ 1					$ 4
Beginning Balance (Shares) at Dec. 31, 2023													3,125,000		1,943,242	[1]	153,680			6,300,000	[1]
Treasury Stock, Beginning Balance (Shares) at Dec. 31, 2023	[1]			(17,235)
Distributions		(37,160)										(37,160)
Foreign currency translation		34							(139)	(139)		173
Conversion of Series A preferred stock to class A common stock													(1,391,116)	198,731	198,731	[1]
Shares issued for vested RSU awards	[1]														194,626
Share-based compensation expense		3,400				3,369				3,369		31
Net (loss) income attributable to Bitcoin Depot Inc.		$ 7,814					(11,686)			(11,686)		19,500
Purchase of treasury shares		(9,997)		(9,996)	[1]									(27,231)
Purchase of treasury shares		$ (158)		$ (158)						(158)				$ (400)
Redemption of non-controlling interest						585				585		(585)
Redemption of non-controlling interst, shares	[1]														415,282					(415,282)
Change in tax basis in BT HoldCo due to redemption		211				211				211
Ending Balance at Dec. 31, 2024		$ (16,486)	$ 852	$ (437)		21,491	(44,349)	$ 852	(342)	(23,632)	$ 852	7,146			$ 1					$ 4
Ending Balance (Shares) at Dec. 31, 2024													1,733,884		2,751,881	[1]	153,680			5,884,718	[1]
Treasury Stock, Ending Balance (Shares) at Dec. 31, 2024	[1]	(27,231)		(27,231)
Distributions		$ (10,102)				(14)				(14)		(10,116)
Foreign currency translation		(43)					67		87	154		(197)
Exchange of Class V common stock for Class M common stock pursuant to the Up-C Restructuring																		$ 4		$ (4)
Exchange of Class V common stock for Class M common stock pursuant to the Up-C Restructuring (Shares)	[1]																	5,884,718		(5,884,718)
Cumulative impact of Up-C Restructuring, net of transaction expenses		(7,487)				1,108				1,108		(8,595)
Conversion of Series A preferred stock to class A common stock													(1,733,884)	247,698	879,510	[1]	(153,680)	(478,132)	[1]
Shares issued for vested RSU awards	[1]														124,358
Issuance of Class A common stock, net of issuance costs		35,108				35,105				35,108					$ 3
Issuance of Class A common stock, net of issuance costs, Shares	[1]														1,295,776
Share-based compensation expense		4,866				4,835				4,835		31
Net (loss) income attributable to Bitcoin Depot Inc.		4,709					(6,182)			(6,182)		10,891
Ending Balance at Dec. 31, 2025		$ 11,417		$ (437)		$ 62,553	$ (49,612)		$ (255)	$ 12,257		$ (840)			$ 4			$ 4
Ending Balance (Shares) at Dec. 31, 2025	[1]														5,051,525			5,406,586
Treasury Stock, Ending Balance (Shares) at Dec. 31, 2025	[1]	(27,231)

[1]	On February 23, 2026, the Company effected a 1-for-7 Reverse Stock Split of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to approximately 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock, retroactively adjusted for all periods presented.